Equity, Share-Based Payment Reserve - Summary of Option Price and Significant Assumptions (Detail)	12 Months Ended
Dec. 31, 2018 BRL (R$)
Plan one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date (first grant)	10/28/2015
Number of options - TBO (thousands)	2,486,000
Exercise value	R$ 0.9250
Expected volatility	24.03%
Future risk-free rate	14.48%
Estimated maturity term (weighted average in years)	0.6778
Fair value of option	R$ 11.58
Plan two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date (first grant)	10/28/2015
Number of options - TBO (thousands)	432,000
Exercise value	R$ 0.9250
Expected volatility	24.03%
Future risk-free rate	14.48%
Estimated maturity term (weighted average in years)	1.1287
Fair value of option	R$ 11.63
Plan three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Start date (first grant)	10/28/2015
Number of options - TBO (thousands)	649,000
Exercise value	R$ 0.9250
Expected volatility	24.03%
Future risk-free rate	14.48%
Estimated maturity term (weighted average in years)	1.9176
Fair value of option	R$ 11.72